UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                -------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ulysses Offshore Fund, Ltd.
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Address:          280 Park Avenue, 21st Floor, West Tower
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                  New York, New York 10017
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Form 13F File Number:  28-06860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Joshua Nash
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Title:            Manager of Ulysses Management Offshore LLC
                  ------------------------------------------
Phone:            212-455-6200
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Signature, Place, and Date of Signing:

    Joshua Nash             New York, New York              8/12/05
  ---------------         ---------------------           -----------
    [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 -0-
                                                 -------

Form 13F Information Table Entry Total:            -0-
                                                 -------

Form 13F Information Table Value Total:        $   -0-   (in thousands)
                                                 -------



List of Other Included managers:

                NONE

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                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED JUNE 30, 2005



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
                                                                                                         ITEM 6:
                                                                     ITEM 5:                      INVESTMENT DISCRETION
                          ITEM 2:        ITEM 3:       ITEM 4:      Shares or                          (b) Shares
    ITEM 1:               Title of        Cusip          Fair       Principal                          as Defined  (c) Shared
 Name of Issuer            Class          Number     Market Value    Amount                 (a) Sole   in Instr.  V    Other
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                                ITEM 8:
                        VOTING AUTHORITY SHARES
     ITEM 7:
   Managers
  See Instr.       (a) Sole    (b) Shared   (c) None
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